Cover	Nov. 05, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2025
Entity File Number	333-288889
Entity Registrant Name	Westin Acquisition Corp
Entity Central Index Key	0002076192
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 1165-L3 Coleman Street #03-24
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	179804
City Area Code	65
Local Phone Number	9488 4425
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001, and one right entitling the holder to receive 1/6 of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001
Trading Symbol	WSTNU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, $0.0001 par value
Title of 12(b) Security	Class A Ordinary Shares, $0.0001 par value
Trading Symbol	WSTN
Security Exchange Name	NASDAQ
Rights to receive one-sixth (1/6) of one Class A ordinary share
Title of 12(b) Security	Rights to receive one-sixth (1/6) of one Class A ordinary share
Trading Symbol	WSTNR
Security Exchange Name	NASDAQ